Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Pretax Income
	2013	2012

Tax based on statutory rates	$124,751	$(202,298)
Tax effect on realized losses on properties	(637,500)	(47,230)
Benefit of REIT distributions	512,749	249,528

Total tax provision	$—	$—

Deferred Income Taxes
	2013	2012

Loan origination fees	$118,615	$175,010
Loan and bond loss provisions	390,896	968,570
Real-estate impairment	286,839	235,915
Valuation allowance	(796,350)	(1,379,495)

Total income tax	$—	$—

Deferred Tax Asset
	2013	2012

Deferred tax assets	$796,350	$1,379,495
Tax asset valuation allowance	(796,350)	(1,379,495)

Net deferred tax assets	$—	$—